Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2023 AUD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 AUD ($) $ / shares shares	Dec. 31, 2021 AUD ($) $ / shares shares
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Revenue	$ 3,301,887		$ 2,258,491	[1]	$ 2,327,058	$ 3,578,603
Cost of sales	(1,357,614)		(928,608)		(883,483)	(1,243,583)
Government grants	296,567		202,852	[1]	923,033	787,544
Interest received	441,715		302,133	[1]	168,843	1,580
Foreign exchange gains	552,971		378,233	[1]	1,175,735
Fair value gains (loss) from financial liability				[1]	3,768,466
Expenses
Selling and marketing expenses	(2,484,905)		(1,699,675)	[1]	(2,464,936)	(1,692,074)
Research and development	(2,936,825)		(2,008,788)	[1]	(2,585,307)	(2,458,600)
General and administration expenses	(4,032,454)		(2,758,199)		(2,690,920)	(1,430,862)
Finance costs	(54,765)		(37,460)	[1]	(65,972)	(53,544)
Fair value gains (loss) from financial liability	(476,745)		(326,094)	[1]
Foreign exchange losses				[1]		(184,743)
Loss before income tax expense	(6,750,168)		(4,617,115)	[1]	(327,483)	(2,695,679)
Income tax expense	(121,797)		(83,309)		(13,986)	(9,166)
Loss after income tax expense for the year attributable to the owners of Mobilicom Limited	(6,871,965)		(4,700,424)	[1]	(341,469)	(2,704,845)
Other comprehensive income (loss)
Re-measurement of defined benefit plans (refer to note 21)	9,560		6,539	[1]	366,517	(34,197)
Foreign currency translation (refer to note 21)	(511,368)		(349,776)	[1]	(935,142)	206,363
Other comprehensive income (loss) for the year, net of tax	(501,808)		(343,237)	[1]	(568,625)	172,166
Total comprehensive loss for the year attributable to the owners of Mobilicom Limited	$ (7,373,773)		$ (5,043,661)	[1]	$ (910,094)	$ (2,532,679)
Basic earnings (loss) per share (in Dollars per share and Dollars per share) | (per share)	$ (0.52)		$ (0.35)	[1]	$ (0.05)	$ (0.91)
Diluted earnings (loss) per share (in Dollars per share and Dollars per share) | (per share)	$ (0.52)		$ (0.35)	[1]	$ (0.05)	$ (0.91)
Weighted average number of ordinary shares used in calculating basic and diluted earnings (loss) per share (in Shares)	1,328,152,166	[1]	1,328,152,166	[1]	664,158,704	297,914,797

[1]	US Dollars numbers presented solely for convenience of the reader